Document and Entity Information	12 Months Ended
Jun. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	COLUMBIA FUNDS SERIES TRUST
Central Index Key	0001097519
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	Jun. 01, 2013
Prospectus Date	Jun. 01, 2013